Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income (Loss)	$ 434,110	$ 304,519	$ 621,662
Other comprehensive income (loss):
Net unrealized gain (loss) on securities	136,527		439,496
Reclassification of net realized (gain) loss on securities into earnings	8,727		43,442
Net unrealized gain (loss) on derivatives designated as cash flow hedges	18,807		(7,313)
Reclassification of net realized loss on derivatives designated as cash flow hedges into earnings	5,303		42,786
Other comprehensive income (loss)	169,364	(37,235)	518,411
Total comprehensive income	603,474		1,140,073
Restated
Net income (Loss)		304,519
Other comprehensive income (loss):
Net unrealized gain (loss) on securities		(4,786)
Reclassification of net realized (gain) loss on securities into earnings		(60,503)
Net unrealized gain (loss) on derivatives designated as cash flow hedges		15,514
Reclassification of net realized loss on derivatives designated as cash flow hedges into earnings		12,540
Other comprehensive income (loss)		(37,235)
Total comprehensive income		$ 267,284